Note 3 - Acquisitions (Details) - Acquired Intangible Assets Useful Lives, 2014 Acquisition	12 Months Ended
Jan. 31, 2015
Impatex [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	10 years
Impatex [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired
Impatex [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	8 years
Compudata [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	9 years
Compudata [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	3 years
Compudata [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired
KSD [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	12 years
KSD [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired
KSD [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	8 years